RENN Fund, Inc.

Consolidated Schedule of Investments

As of March 31, 2024 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 34.63%
91,473	Fidelity Government Cash Reserves Portfolio - Institutional Class, 8.70%	$91,473	$91,473
4,731,896	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 5.21%	4,731,896	4,731,896
	Total Money Market Funds	4,823,369	4,823,369

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(1)(2)(5)	540,225	-
	Total Convertible Bonds	540,225	-

	COMMON EQUITIES – 64.21%
	Accomodations – 0.39%
2,000	Civeo Corp.	54,150	53,700

	Asset Management – 0.23%
973	Associated Capital Group, Inc. - Class A	40,594	31,827

	Hospitality – 0.91%
7,300	Carnival Corp.(2)	104,635	119,282
50	Royal Caribbean Ltd.(2)	2,940	6,951
		107,575	126,233

	Metal Mining – 3.42%
580	Franco-Nevada Corp.	83,192	69,113
18,662	Mesabi Trust	513,530	330,317
1,640	Wheaton Precious Metals Corp.	68,954	77,293
		665,676	476,723

	Medicinal Chemicals and Botanical Products – 12.67%
77,228	FitLife Brands, Inc.(2)	9,131,687	1,764,660

	Oil and Gas – 28.00%
1,400	Liberty Energy, Inc.	27,247	29,008
19,315	Permian Basin Royalty Trust	299,138	233,712
808,445	PetroHunter Energy Corporation(1)(2)(5)	101,056	-
16,300	PrairieSky Royalty Ltd.(4)	206,969	319,237
100	Sabine Royalty Trust	8,002	6,359
5,724	Texas Pacific Land Corp.	1,079,739	3,311,391
		1,722,151	3,899,707

	Other Financial Investment Activities – 2.08%
1	Morgan Group Holding Co.(2)	16	1
66,400	Urbana Corp.(4)	233,424	267,149
6,700	Urbana Corp. Class A	22,434	23,148
		255,874	290,298

	Securities and Commodity Exchanges – 2.32%
12,400	Bakkt Holdings, Inc.(2)	13,226	5,702
685	Cboe Global Markets, Inc.	80,892	125,855
3,000	CNSX Markets, Inc.(2)(3)	13,502	14,484
240	Intercontinental Exchange, Inc.	30,806	32,983
14,000	Miami International Holdings, Inc.(1)(2)(3)	105,000	144,200
		243,426	323,224

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 3.32%
4	Grayscale Ethereum Classic Trust(2)	46	68
7,282	Grayscale Bitcoin Trust(2)	280,127	460,004
64	iShares Bitcoin Trust(2)	2,133	2,590
		282,306	462,662

	Live Sports (Spectator Sports) – 2.01%
5,091	Big League Advance, LLC.(1)(2)(3)	280,000	280,005

	Surgical & Medical Instruments & Apparatus – 6.01%
615,000	Apyx Medical Corp.(2)	1,470,958	836,400

	Technology Services – 2.85%
1,048	CACI International, Inc. – Class A. (2)	296,486	397,014

	Total Common Equities	14,550,883	8,942,453

	OPEN ENDED MUTUAL FUNDS – 0.12%
824	Kinetics Spin-Off and Corporate Restructuring Fund(6)	13,167	16,496
	Total Open Ended Mutual Funds	13,167	16,496

	PREFERRED STOCKS – 1.33%
30,966	Diamond Standard, Inc.(1)(2)(3)	185,798	185,798
	Total Preferred Stocks	185,798	185,798

	WARRANTS – 0.05%
	Diamond Standard, Inc., Exercise Price: $9.00,
837	Expiration Date: January 15, 2026(1)(2)(3)	-	2
	Miami International Holdings, Inc., Exercise Price: $7.50,
2,132	Expiration Date: March 31, 2026(1)(2)(3)	-	6,993
	Total Warrants	-	6,995

	TOTAL INVESTMENTS – 100.34%	$20,113,442	$13,975,111
	LIABILITIES LESS OTHER ASSETS – -0.34%		(47,895)
	NET ASSETS - 100.00%		$13,927,216

Shares or Principal Amount	Company	Proceeds	Value
	SECURITIES SOLD SHORT – 0.03%
	EXCHANGE TRADED FUNDS – 0.03%
(239)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	$(2,913)	$(2,232)
(280)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF(2)	(1,875)	(1,374)
(77)	Direxion Daily S&P Biotech Bear 3X Shares ETF	(612)	(561)
(5)	ProShares Ultra VIX Short-Term Futures ETF(2)	(1,062)	(32)
(7)	ProShares VIX Short-Term Futures ETF(2)	(304)	(91)
	Total Exchange Traded Funds	(6,766)	(4,290)

	EXCHANGE TRADED NOTES – 0.00%
(13)	iPath Series B S&P VIX Short-Term Futures ETN(2)	$(554)	$(169)
	Total Exchange Traded Notes	(554)	(169)

	TOTAL SECURITIES SOLD SHORT – 0.03%	$(7,320)	$(4,459)

(1)	See Annual Report Note 5 - Fair Value Measurements.
(2)	Non-Income Producing.
(3)	Big League Advance, LLC., CNSX Markets, Inc., Diamond Standard, Inc. and Miami International Holdings, Inc. are each currently a private company. These securities are illiquid and valued at fair value.
(4)	Foreign security denominated in U.S. Dollars.
(5)	The PetroHunter Energy Corporation (“PetroHunter”) securities are in bankruptcy. The securities are valued at fair value.
(6)	Affiliated security, given that the security is managed by the same Investment Advisor as the Fund.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

As of March 31, 2024 (Unaudited)

Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities, or any investment which is advised or sponsored by the advisor. In this instance, affiliation is based on the fact that the Kinetics Spin-off and Corporate Restructuring Fund is advised by Horizon, the same Investment Advisor to the Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2024, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

							Dividends and Distributions
Name of Issuer and Title of Issue	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Capital Gains	Income
Kinetics Spin-off and Corporate
Restructuring Fund	$15,293	$-	$-	$-	$1,203	$16,496	$-	$-

Total	$15,293	$-	$-	$-	$1,203	$16,496	$-	$-

Name of Issuer and Title of Issue	Shares Beginning of Period	Purchases	Sales Proceeds	Stock Split	Shares End of Period
Kinetics Spin-off and Corporate
Restructuring Fund	824	-	-	-	824
Total	824	-	-	-	824